Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Shares and warrants issuance costs			$ 21,859
Ordinary shares	$ 53,093	$ 55,900	42,400	$ 35,007
Ordinary Shares [Member]
Statement Line Items [Line Items]
Shares and warrants issuance costs	1,775	288	2,117
Top of Range [Member]
Statement Line Items [Line Items]
Ordinary shares	$ 1	$ 1	$ 1